Convertible Notes Payable (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Notes to Financial Statements
Interest Expense	$ 1,179,140	$ 0	$ 222,127	$ 0
Extinguishment of Debt	1,200,092
gain on extinguishment of debt	1,811,714
gain on assignment	333,899
loss on conversion of notes	930,265
Loss from amendments	$ 15,256